WARRANTS (Details) - CIK 0001844840 Artisan Acquisition Corp	11 Months Ended
Dec. 31, 2021 D $ / shares shares
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Class A ordinary shares
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption period	30 days
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Class A ordinary shares
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	10 days
Class of warrants or rights redemption of warrants or rights stock price trigger	$ 0.361
Warrants
Class of Warrant or Right [Line Items]
Maximum period after business combination in which to file registration statement	20 days
Period of time within which registration statement is expected to become effective	60 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	5,857,898
Public Warrants
Class of Warrant or Right [Line Items]
Warrant exercise period condition one	30 days
Warrant exercise period condition two	1 year
Public Warrants expiration term	5 years
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant	20 days
Warrant exercise price adjustment multiple	115
Warrant redemption price adjustment multiple	180
Restrictions on transfer period of time after business combination completion	30 days
Warrants outstanding | shares	11,311,412
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	three
Redemption period	30 days
Class of warrants or rights redemption of warrants or rights stock price trigger	$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Number of trading days on which fair market value of shares is reported | D	30
Warrant redemption condition minimum share price	$ 10.00
Warrant redemption condition minimum share price scenario two	18.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Threshold trading days for redemption of public warrants	20 days
Threshold consecutive trading days for redemption of public warrants	30 days
Threshold number of business days before sending notice of redemption to warrant holders	three
Redemption period	30 days
Class of warrants or rights redemption of warrants or rights stock price trigger	$ 10.00